American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2021

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.3%
Inflation-Adjusted Bond Fund G Class	7,465,746	98,249,214
NT Diversified Bond Fund G Class	44,260,262	497,042,742
NT High Income Fund G Class	10,011,065	100,010,540
Short Duration Fund G Class	18,388,630	191,977,301
Short Duration Inflation Protection Bond Fund G Class	11,918,305	135,272,767
		1,022,552,564
Domestic Equity Funds — 35.7%
NT Disciplined Growth Fund G Class	4,018,795	72,579,430
NT Equity Growth Fund G Class	6,671,593	92,134,697
NT Focused Large Cap Value Fund G Class	16,486,304	221,411,060
NT Growth Fund G Class	4,254,870	109,903,280
NT Heritage Fund G Class	2,943,548	53,454,835
NT Mid Cap Value Fund G Class	7,243,928	110,035,261
Small Cap Growth Fund G Class	836,200	24,692,977
Small Cap Value Fund G Class	2,153,550	24,895,034
Sustainable Equity Fund G Class	3,581,136	173,828,321
		882,934,895
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	3,729,474	39,047,594
Global Bond Fund G Class	19,486,111	204,214,447
International Bond Fund G Class	3,910,708	53,068,310
		296,330,351
International Equity Funds — 11.0%
Non-U.S. Intrinsic Value Fund G Class	821,815	8,653,711
NT Emerging Markets Fund G Class	705,693	10,444,254
NT Global Real Estate Fund G Class	2,009,642	27,411,519
NT International Growth Fund G Class	6,501,856	102,794,338
NT International Small-Mid Cap Fund G Class	1,039,404	17,004,642
NT International Value Fund G Class	9,963,178	105,709,320
		272,017,784
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,900,404,908)		2,473,835,594
OTHER ASSETS AND LIABILITIES†		(17,628)
TOTAL NET ASSETS — 100.0%		$2,473,817,966

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$105,789	$1,246	$8,616	$(170)	$98,249	7,466	$694	—
NT Diversified Bond Fund	532,883	11,362	40,884	(6,318)	497,043	44,260	(524)	$2,380
NT High Income Fund	105,424	2,598	7,175	(836)	100,011	10,011	45	1,408
Short Duration Fund	194,407	4,609	6,308	(731)	191,977	18,389	(18)	930
Short Duration Inflation Protection Bond Fund	134,688	2,570	3,408	1,423	135,273	11,918	39	—
NT Disciplined Growth Fund	75,151	1,486	5,988	1,930	72,579	4,019	2,112	—
NT Equity Growth Fund	94,621	2,028	5,873	1,359	92,135	6,672	2,493	321
NT Focused Large Cap Value Fund	222,768	6,835	7,860	(332)	221,411	16,486	2,710	1,236
NT Growth Fund	110,908	2,256	4,030	769	109,903	4,255	6,348	—
NT Heritage Fund	56,028	898	2,580	(891)	53,455	2,944	2,686	—
NT Mid Cap Value Fund	110,515	2,877	3,861	504	110,035	7,244	1,532	619
Small Cap Growth Fund	25,059	354	1,502	782	24,693	836	577	—
Small Cap Value Fund	25,807	567	1,436	(43)	24,895	2,154	611	86
Sustainable Equity Fund	173,505	3,310	9,215	6,228	173,828	3,581	4,561	—
Emerging Markets Debt Fund	41,752	860	3,083	(481)	39,048	3,729	8	456
Global Bond Fund	214,104	3,621	9,762	(3,749)	204,214	19,486	(31)	984
International Bond Fund	52,490	2,439	—	(1,861)	53,068	3,911	—	—
Non-U.S. Intrinsic Value Fund	11,048	39	2,566	133	8,654	822	107	—
NT Emerging Markets Fund	12,708	56	871	(1,449)	10,444	706	1,482	—
NT Global Real Estate Fund	29,596	555	2,753	14	27,412	2,010	1,015	—
NT International Growth Fund	108,198	1,296	5,447	(1,253)	102,794	6,502	4,688	—
NT International Small-Mid Cap Fund	19,933	51	2,422	(557)	17,005	1,039	1,465	—
NT International Value Fund	109,154	1,484	3,714	(1,214)	105,710	9,963	662	—
	$2,566,536	$53,397	$139,354	$(6,743)	$2,473,836	188,403	$33,262	$8,420
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.